Financial risk management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash balance	$ 22,521	$ 445
Working capital	20,582	485
Total capital	$ 25,018	$ 4,159
Two customers [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	49.00%
One customers [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue		60.00%
Asia Pacific customers [member]
IfrsStatementLineItems [Line Items]
Percentage of trade receivables	0.00%	85.00%
Europe customers [member]
IfrsStatementLineItems [Line Items]
Percentage of trade receivables	98.00%	10.00%